Document and Entity Information	Dec. 01, 2022
Cover [Abstract]
Entity Registrant Name	FLAGSTAR BANCORP INC
Amendment Flag	false
Entity Central Index Key	0001033012
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 01, 2022
Entity Incorporation State Country Code	MI
Entity File Number	1-16577
Entity Tax Identification Number	38-3150651
Entity Address, Address Line One	5151 Corporate Drive
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48098
City Area Code	(248)
Local Phone Number	312-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	FBC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false